Income Taxes	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Income Taxes
11 – Income Taxes
The income tax expense differs from the amount that would result from applying the federal and provincial income tax rate to the net income before income taxes.
These differences result from the following items:

In $000s	Year Ended December 31, 2019	Year Ended December 31, 2018
Income before income taxes	$23,008	$8,704
Canadian federal and provincial income tax rates	27%	27%

Income tax expense based on the above rates	$6,212	$2,350

Increase (decrease) due to:

Non-deductible expenses and permanent differences	$1,409	$1,053

Non-taxable portion of capital gain	(1,209)	(4)

Change in future substantively enacted tax rate	-	(401)

Other	199	(166)

Income tax expense	$6,611	$2,832
The deferred tax assets and liabilities are shown below:

In $000s	As at December 31, 2019	As at December 31, 2018

Deferred Income Tax Assets

Non-capital losses	$27,606	$29,391

Share issue costs and other	1,215	1,882

Mineral, royalty and other interests	(24,518)	(22,235)

Total deferred income tax assets	$4,303	$9,038

Deferred Income Tax Liabilities

Mineral, royalty and other interests	$(196)	$(510)

Total deferred income tax liabilities	$(196)	$(510)

Total deferred income tax asset, net	$4,107	$8,528

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.
Non-capital
losses have been recognized as a deferred income tax asset to the extent there will be future taxable income against which the Company can utilize the benefit prior to their expiration. The Company recognized deferred tax assets in respect of tax losses as at December 31, 2019 of $102.2 million (2018 - $108.9 million) as it is probable that there will be future taxable profits to recover the deferred tax assets.

The movement in net deferred income taxes is shown below:

In $000s	Year Ended December 31, 2019	Year Ended December 31, 2018
Balance, beginning of the year	$8,528	$10,774

Recognized in net income (loss) for the year	(4,371)	(1,542)

Recognized in other comprehensive income (loss) for the year	(50)	(704)

Balance, end of year	$4,107	$8,528
The Company has deductible unused tax losses, for which a deferred tax asset has been recognized, expiring as follows:

In $000s	Location	Amount	Expiration

Non–capital loss carry–forwards	Canada	$102,246	2030–2036

The aggregate amount of deductible temporary differences associated with capital losses and other items, for which deferred income tax assets have not been recognized as at December 31, 2019 are $14.3 million (2018 – $34.2 million). No deferred tax asset is recognized in respect of these items because it is not probable that future taxable capital gains or taxable income will be available against which the Company can utilize the benefit.